Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Firecrest (Detail) (Firecrest Clinical Limited, USD $) In Thousands	Jul. 14, 2011
Firecrest Clinical Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 695
Goodwill	67,560
Cash and cash equivalents	1,965
Other current assets	3,550
Current liabilities	(2,545)
Purchase price	$ 71,225